LIABILITY TO DIMEX SYSTEMS (Liability to Dimex Systems [Member])	12 Months Ended
Dec. 31, 2012
Liability to Dimex Systems [Member]
Debt Instrument [Line Items]
LIABILITY TO DIMEX SYSTEMS
NOTE 12:-	LIABILITY TO DIMEX SYSTEMS

In March 2008, BOS-Dimex purchased the assets and activities of Dimex Systems Ltd. As part of this acquisition, the Company and BOS Dimex owe to Dimex Systems Ltd. an amount on account of the purchase price as summarized below:

	Nominal interest rate as of December 31, 2012	December 31,
Loan currency	%	2012	2011

NIS (1)	4.0	$527	$473
NIS (2)	4.0	319	$574

		846	1,047
Less - current maturities	4.0	136	300

		$710	$747

(1)	Will be paid in 24 equal monthly payments commencing January, 2014 (see note 14a).

(2)
The loan originally carried a nominal interest rate of 8% and with principle and interest payments to be made through December 2013. On December 31, 2012, the loan agreement was modified to reduce the nominal interest rate to 4% and principle and interest payments were spread out through June 2015. The Company accounted for the loan modification in accordance with ASC 470-60 Troubled Debt Restructurings by Debtors, and as a result of which, there was no material effect to the December 31, 2012 balance sheet and the results of operations through December 31, 2012.